Segmental Information (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz	Dec. 31, 2015 USD ($) oz
Disclosure of operating segments [line items]
Total assets	$ 7,219	$ 7,153	$ 7,284
Net operating assets	4,281	4,328	4,300
Goodwill	127	126	126
Assets held for sale	348	0	0
Capital expenditure	830	711	726
Gold income	4,356	4,085	4,015
By-products revenue	154	138	127
Cash Costs	2,709	2,435	2,493
Cost of sales	3,582	3,263	3,294
Gross profit (loss)	784	841	714
Continuing operations
Disclosure of operating segments [line items]
Amortisation	823	809	777
By-products revenue	154	138	127
Cash Costs	2,709	2,435	2,493
Cost of sales	3,582	3,263	3,294
Gross profit (loss)	$ 784	$ 841	$ 714
Continuing operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	3,755	3,628	3,830
Discontinued operations
Disclosure of operating segments [line items]
Amortisation	$ 0	$ 0	$ 6
Gold income	0	0	137
By-products revenue	0	0	1
Cash Costs	0	0	125
Cost of sales	0	0	118
Gross profit (loss)	$ 0	$ 0	$ 19
Discontinued operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	0	0	117
Continuing and Discontinued Operations
Disclosure of operating segments [line items]
Amortisation	$ 823	$ 809	$ 783
Gold income	4,356	4,085	4,152
By-products revenue	154	138	128
Cash Costs	2,709	2,435	2,618
Cost of sales	3,582	3,263	3,412
Gross profit (loss)	$ 784	$ 841	$ 733
Continuing and Discontinued Operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	3,755	3,628	3,947
South Africa
Disclosure of operating segments [line items]
Non-current assets considered material	$ 1,295	$ 1,678	$ 1,463
Foreign entities
Disclosure of operating segments [line items]
Non-current assets considered material	4,259	4,144	4,324
DRC
Disclosure of operating segments [line items]
Non-current assets considered material	1,423	1,400	1,406
Ghana
Disclosure of operating segments [line items]
Non-current assets considered material	533	520	543
Tanzania
Disclosure of operating segments [line items]
Non-current assets considered material	422	437	517
Gold income	664	591	615
Brazil
Disclosure of operating segments [line items]
Non-current assets considered material	632	645	657
Gold income	705	659	641
Guinea
Disclosure of operating segments [line items]
Gold income	489
Australia
Disclosure of operating segments [line items]
Non-current assets considered material	764	673	703
South Africa
Disclosure of operating segments [line items]
Total assets	1,734	1,818	1,629
Net operating assets	1,388	1,520	1,352
Goodwill	0	8	7
Assets held for sale	348
Impairments, derecognition of assets	$ 294	$ 3	$ 5
South Africa | Continuing operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	903	967	1,004
Continental Africa
Disclosure of operating segments [line items]
Total assets	$ 3,153	$ 3,090	$ 3,121
Net operating assets	$ 1,296	$ 1,278	$ 1,349
Continental Africa | Continuing operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	1,453	1,321	1,435
Australasia
Disclosure of operating segments [line items]
Total assets	$ 929	$ 804	$ 837
Net operating assets	664	581	625
Goodwill	$ 119	$ 110	$ 111
Australasia | Continuing operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	559	520	560
Americas
Disclosure of operating segments [line items]
Total assets	$ 1,258	$ 1,273	$ 1,341
Net operating assets	909	923	963
Goodwill	$ 8	$ 8	$ 8
Americas | Continuing operations | Gold, Ounces
Disclosure of operating segments [line items]
Gold production (in ounces) | oz	840	820	831
Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Total assets	$ 145	$ 168	$ 356
Net operating assets	24	26	11
Consolidated and Separate
Disclosure of operating segments [line items]
Amortisation	959	923	885
Gold income	4,809	4,518	4,489
By-products revenue	155	139	127
Cash Costs	3,004	2,723	2,760
Cost of sales	4,022	3,669	3,672
Gross profit (loss)	797	868	810
Consolidated and Separate | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	953	811	799
Consolidated and Separate | Discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	0	0	58
Consolidated and Separate | Continuing and Discontinued Operations
Disclosure of operating segments [line items]
Capital expenditure	953	811	857
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Gold income	1,659	1,719	2,499
Consolidated and Separate | North America
Disclosure of operating segments [line items]
Gold income	456	893	658
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Gold income	709	645	666
Consolidated and Separate | Asia
Disclosure of operating segments [line items]
Gold income	0	0	195
Consolidated and Separate | Europe
Disclosure of operating segments [line items]
Gold income	399	377	332
Consolidated and Separate | United Kingdom
Disclosure of operating segments [line items]
Gold income	1,586	884	139
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Amortisation	133	167	182
Gold income	1,101	1,173	1,132
By-products revenue	15	23	38
Consolidated and Separate | South Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	150	182	206
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Amortisation	421	365	339
Gold income	1,895	1,663	1,724
By-products revenue	3	4	3
Consolidated and Separate | Continental Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	409	291	315
Consolidated and Separate | Australasia
Disclosure of operating segments [line items]
Amortisation	130	126	117
Gold income	709	646	666
By-products revenue	2	2	2
Consolidated and Separate | Australasia | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	153	109	78
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Amortisation	273	260	240
Gold income	1,104	1,036	967
By-products revenue	135	110	84
Consolidated and Separate | Americas | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	234	225	196
Consolidated and Separate | Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Amortisation	2	5	7
Consolidated and Separate | Other, including non-gold producing subsidiaries | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	7	4	4
Consolidated and Separate | Operating segments | South Africa
Disclosure of operating segments [line items]
Cash Costs	968	857	874
Cost of sales	1,114	1,041	1,083
Gross profit (loss)	(3)	149	42
Consolidated and Separate | Operating segments | Continental Africa
Disclosure of operating segments [line items]
Cash Costs	1,088	976	1,010
Cost of sales	1,510	1,331	1,347
Gross profit (loss)	386	334	377
Consolidated and Separate | Operating segments | Australasia
Disclosure of operating segments [line items]
Cash Costs	407	404	393
Cost of sales	550	540	525
Gross profit (loss)	159	106	142
Consolidated and Separate | Operating segments | Americas
Disclosure of operating segments [line items]
Cash Costs	547	486	492
Cost of sales	851	752	719
Gross profit (loss)	253	283	247
Consolidated and Separate | Corporate and other
Disclosure of operating segments [line items]
Cash Costs	(6)	0	(9)
Cost of sales	(3)	5	(2)
Gross profit (loss)	2	(4)	2
Equity-accounted investments
Disclosure of operating segments [line items]
Amortisation	(136)	(114)	(108)
Capital expenditure	(123)	(100)	(131)
Gold income	(453)	(433)	(474)
By-products revenue	(1)	(1)	0
Cash Costs	(295)	(288)	(267)
Cost of sales	(440)	(406)	(378)
Gross profit (loss)	$ (13)	$ (27)	$ (96)